INSURED MUNICIPAL INCOME FUND INC.                                 ANNUAL REPORT

                                                                    May 20, 1999
Dear Shareholder,

   We are pleased to present you with the annual report for the Insured Municipal Income Fund Inc. (the "Fund") for the fiscal year ended March 31, 1999.

MARKET REVIEW

[Graph Omitted]
   The crisis in Russia last August and fears of it spreading to Latin America heightened investors' aversion to credit risk and prompted them to sell other securities in favor of U.S. Treasurys. The "flight to quality" ultimately drove U.S. Treasury bond yields to a low of 4.70% in October. To fend off a threatening global financial crisis, the Federal Reserve cut the short-term interest rate by 0.25% three times in as many months, lowering it from 5.50% to 4.75%. As the bond markets began to stabilize, investors returned to them in search of bargains.
   Long-term interest rates remained in the low 5% range until early February 1999, when Federal Reserve Chairman Alan Greenspan expressed an inclination to restrain economic policy and confessed that he might have overdone interest-rate cuts during the fall crisis. This surprised market participants, and the yield on the 30-year Treasury bond rose by about one-half of a percentage point in response. Economic growth and inflation held steady, however, so investors had no real cause for concern.
   As Treasury yields rose in February, municipal bonds strongly outperformed taxable bonds, reversing their underperformance throughout 1998. Long-term AAA-rated municipal bonds finished the fiscal year yielding about 84% of comparable U.S. Treasurys--close to their historical average. At year-end 1998, municipal bonds yielded about 97% of U.S. Treasurys. As rates rose, municipalities delayed their financing, further decreasing supply and resulting in significant municipal bond outperformance.

PORTFOLIO REVIEW

[Graph Omitted]
   Performance--For the fiscal year ended March 31, 1999, the Fund (symbol: PIF) returned 6.27% based on changes in the Fund's net asset value (assuming, for illustration only, that dividends were reinvested at the net asset value on the payable dates) and 10.96% based on changes in its share price on the New York Stock Exchange (assuming dividends were reinvested under the Dividend Reinvestment Plan).
   At March 31, 1999, the Fund's net asset value per share was $15.58, while its share price on the New York Stock Exchange was $14.25. During the fiscal year ended March 31, 1999, the Fund paid dividends from net investment income totaling $0.7680 per share, or $0.064 per share per month. Based on the dividend paid in March and the Fund's market price on March 31, 1999, the Fund's annualized market yield was 5.39%.
   Highlights--A municipal rally late in the first half of the fiscal year dramatically shortened the duration of all market participants' portfolios. (Duration is a measure of a bond fund's interest-rate risk.) Despite this across-the-board shortening, the Fund maintained a longer duration than that of its peers. As the market rallied, the Fund benefited from its

* Weightings represent percentages of portfolio assets as of March 31, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------

INSURED MUNICIPAL
INCOME FUND INC.

Top Five States*
Illinois 16.1%
      ---------
Texas 11.1%
     -------
Pennsylvania 11.0%
     -----
Rhode Island 7.1%
     ----
Nevada 5.8%
    ----
--------------------------------------------------------------------------------

               INSURED MUNICIPAL
               INCOME FUND INC.
               FUND PROFILE

[Graph Omitted]Goal:
               High current income
               exempt from federal
               income tax, consistent
               with preservation of
               capital

[Graph Omitted]Portfolio Managers:
               Elbridge T. Gerry, III and
               Richard S. Murphy,
               Mitchell Hutchins Asset
               Management Inc.

[Graph Omitted]Total Net Assets:
               $471.4 million as of
               March 31, 1999

[Graph Omitted]Dividend Payments:
               Monthly

--------------------------------------------------------------------------------

ANNUAL REPORT


INSURED MUNICIPAL
INCOME FUND INC.

Top Five Sectors*
Power 21.9%
      -----------
Water 20.4%
     ----------
Healthcare 19.2%
    --------
Sales Tax 12.0%
   -------
General
Obligations 10.7%
   ----

--------------------------------------------------------------------------------


longer duration strategy.
   We managed to swap out of some of our shorter positions into securities located at the peak of the yield curve (15-20 year range) during the February market unrest. Typical of these purchases, New York City MBIA insured bonds (0.48%*)--which yield 5.375% and mature in 2013--positioned us ideally on the yield curve and helped extend the Fund's duration. These small-premium bonds provided higher yields than one would expect for their level of interest rate risk, which translated to better performance for the Fund.

OUTLOOK
[GRAPHIC OMITTED]
   Against the backdrop of a slowing economy, unchanged monetary policy and less turbulent global financial market conditions, we believe Treasury yields will likely remain within a fairly narrow near-term trading range of 5.25-5.75%. We expect spreads of municipal bonds relative to taxable securities to remain stable for a while. While not as cheap as they were at year-end, municipals continue to be fairly cheap relative to Treasurys.
   We continue to favor the 20-year part of the yield curve, currently the cheapest part of the curve. The yield curve may steepen further. In this environment, premium bonds generally offer the greatest return potential for their effective duration, giving investors a higher yield without significantly increasing market risk.
   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review of Insured Municipal Income Fund Inc. or a fund in the PaineWebber Family of Funds,1 please contact your Financial Advisor.

Sincerely,

                                             /s/ Elbridge T. Gerry, III

/s/ Margo Alexander                          Elbridge T. Gerry, III
                                             Senior Vice President
Margo Alexander                              Mitchell Hutchins Asset Management Inc.
Chairman and Chief Executive Officer         Portfolio Manager, Insured Municipal
Mitchell Hutchins Asset Management Inc.      Income Fund Inc.

/s/ Brian M. Storms                          /s/ Richard S. Murphy

Brian M. Storms                              Richard S. Murphy
President and Chief Operating Officer        Senior Vice President
Mitchell Hutchins Asset Management Inc.      Mitchell Hutchins Asset Management Inc.
                                             Portfolio Manager, Insured Municipal
                                             Income Fund Inc.

   This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended March 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

*Weightings represent percentages of portfolio assets as of March 31, 1999. The Fund's portfolio is actively managed and its composition will vary over time. 1Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS                                          MARCH 31, 1999





Principal  Principal  Moody's       S&P                               Moody's      S&P
 Amount     Amount    Rating        Rating       Maturity  Interest   Rating      Rating     Maturity       Interest
 (000)      (000)     (unaudited)   (unaudited)  Dates     Rates    (unaudited) (unaudited)    Dates          Rates          Value
--------                                                            ----------  ----------   --------       --------          -----
Long-Term Municipal Bonds--98.20%

Alabama--1.50%

 $1,590  Alabama Water Pollution Control Authority--
           Revolving Fund Loan Series A (AMBAC Insured) ...........    Aaa         AAA        08/15/17        6.750%     $ 1,786,174
  5,400  Birmingham Special Care Facilities Finance Authority--
           Birmingham Baptist Medical Center (MBIA Insured) .......    Aaa         AAA        08/15/23        5.500        5,302,908
                                                                                                                        ------------
                                                                                                                           7,089,082
                                                                                                                        ------------

Alaska--1.07%
  5,000  Anchorage General Obligation Bonds
           (AMBAC Insured) ........................................    Aaa         AAA        06/01/23        6.250        5,025,050
                                                                                                                        ------------

California--2.26%
     30  California State (FGIC Insured) ..........................    Aaa         AAA        11/01/12        7.000           34,779
    970  California State (Pre-refunded with U.S Government
           Securities to 11/01/04 @ 102) (FGIC Insured) ...........    Aaa         AAA        11/01/12        7.000        1,145,910
  1,585  Contra Costa Water District (FGIC Insured) ...............    Aaa         AAA        10/01/13        6.000        1,713,686
  5,000  Los Angeles County Sales Tax Commission--
           Sales Tax Revenue Series B (FGIC Insured) ..............    Aaa         AAA        07/01/15        6.500        5,377,200
  2,250  Los Angeles Wastewater System (MBIA Insured) .............    Aaa         AAA        06/01/20        5.700        2,361,712
                                                                                                                        ------------
                                                                                                                          10,633,287
                                                                                                                        ------------

Delaware--2.27%
 10,000  Delaware State Economic Development Authority
           Delmarva Power (MBIA Insured) ..........................    Aaa         AAA        06/01/21        5.900       10,692,800
                                                                                                                        ------------

District of Columbia--0.93%
  4,000  District of Columbia Hospital Revenue Bonds--
           Medlantic Health Care Group (MBIA Insured) .............    Aaa         AAA        08/15/14        5.750        4,381,400
                                                                                                                        ------------

Illinois--15.85%
  4,000  Illinois Development Finance Authority Pollution Refunding
           Commonwealth Edison Company Project
           Series D (AMBAC Insured) ...............................    Aaa         AAA        03/01/15        6.750        4,513,080
  4,500  Illinois Health Facilities Authority Franciscan Sisters
           Health Care (MBIA Insured) .............................    Aaa         AAA        09/01/18        5.750        4,945,635
 10,000  Illinois Municipal Electric Agency (AMBAC Insured) .......    Aaa         AAA        02/01/21        5.750       10,573,600
  8,000  Central Lake County Joint Action Water Agency
           (FGIC Insured) .........................................    Aaa         AAA        05/01/20        5.375        8,096,800
 17,220  Chicago 911 System (FGIC Insured) ........................    Aaa         AAA        01/01/23        5.625       17,715,936
 11,400  Chicago--O'Hare International Airport (MBIA Insured) .....    Aaa         AAA        01/01/15    5.500 to 6.375  12,407,130
  4,600  Chicago Public Building Commission (MBIA Insured) ........    Aaa         AAA        12/01/18        5.750        5,055,538
  8,000  Regional Transportation Authority (AMBAC Insured) ........    Aaa         AAA        06/01/22        6.125        8,437,760
  2,750  Regional Transportation Authority (FGIC Insured) .........    Aaa         AAA       06/01/23 to
                                                                                              06/01/25     5.850 to 7.100  2,962,910
                                                                                                                        ------------
                                                                                                                          74,708,389
                                                                                                                        ------------

INSURED MUNICIPAL INCOME FUND INC.

Principal                                                             Moody's      S&P
 Amount                                                               Rating      Rating      Maturity       Interest
 (000)                                                              (unaudited) (unaudited)     Dates         Rates         Value
--------                                                            ----------  ----------    --------       --------       -----
Long-Term Municipal Bonds (continued)

Indiana--4.81%
$ 2,500  Indiana Health Facilities Finance Authority--
           Columbus Regional Hospital (CGIC Insured) ..............    Aaa         AAA        08/15/22        5.500%    $  2,548,225
  7,835  Indianapolis Gas & Utilities (FGIC Insured) ..............    Aaa         AAA        06/01/21        5.375        7,930,665
 12,000  Marion County Convention Center (AMBAC Insured) ..........    Aaa         AAA        06/01/21        5.500       12,204,240
                                                                                                                        ------------
                                                                                                                          22,683,130
                                                                                                                        ------------

Iowa--1.02%
  4,625  Ames Hospital Authority--Mary Greeley Medical Center
           (AMBAC Insured) ........................................    Aaa         AAA        08/15/22        5.750        4,817,123
                                                                                                                        ------------

Kentucky--4.54%
  1,150  Kentucky Development Finance Authority Hospital
           Revenue--St. Luke Hospital Incorporated
           Series A (MBIA Insured) ................................    Aaa         AAA        10/01/21        7.000        1,265,184
 17,530  Louisville & Jefferson County (AMBAC Insured) ............    Aaa         AAA      05/15/24 to     6.500 to
                                                                                              05/15/25        6.750       20,155,089
                                                                                                                        ------------
                                                                                                                          21,420,273
                                                                                                                        ------------

Louisiana--3.16%
  2,000  Louisiana Public Facilities Authority--
           Alton Oschner Hospital (AMBAC Insured) .................    Aaa         AAA        05/15/17        6.000        2,100,020
  8,500  Louisiana Public Facilities Authority--
           Alton Oschner Hospital (MBIA Insured) ..................    Aaa         AAA        05/15/11        5.750        8,947,440
  1,710  Louisiana Public Facilities Authority--
           Tulane University (FGIC Insured) .......................    Aaa         AAA        02/15/18        5.750        1,793,055
  1,870  Louisiana Public Facilities Authority--Tulane University
           (Pre-refunded with U.S Government Securities to
           02/15/03 @ 102) (FGIC Insured) .........................    Aaa         AAA        02/15/18        5.750        2,031,680
                                                                                                                        ------------
                                                                                                                          14,872,195
                                                                                                                        ------------

Maine--2.11%
  4,785  Maine Health & Higher Educational Facilities
           Authority Revenue (FSA Insured) ........................    NR          AAA        07/01/23        5.500        5,016,259
  3,135  Maine Health & Higher Educational Facilities
           Authority Revenue (FSA Insured) ........................    Aaa         AAA      07/01/23 to
                                                                                              07/01/24    5.500 to 7.000   3,216,407
  1,470  Maine Health & Higher Educational Facilities
           Authority Revenue (Pre-refunded with
           U.S. Government Securities to 07/01/04 @102)
           (FSA Insured) ..........................................    Aaa         AAA        07/01/24        7.000        1,707,581
                                                                                                                        ------------
                                                                                                                           9,940,247
                                                                                                                        ------------

Massachusetts--2.30%
 10,000  Massachusetts State Health & Educational Facility
           Brigham & Woman's Hospital (MBIA Insured) ..............    Aaa         AAA        07/01/24        6.750       10,863,400
                                                                                                                        ------------

INSURED MUNICIPAL INCOME FUND INC.

Principal                                                             Moody's      S&P
 Amount                                                               Rating      Rating      Maturity       Interest
 (000)                                                              (unaudited) (unaudited)     Dates         Rates         Value
--------                                                            ----------  ----------    --------       --------       -----

Long-Term Municipal Bonds (continued)

Michigan--1.55%
$ 7,020  Michigan State Housing Finance Authority
           (AMBAC Insured) ........................................    Aaa         AAA        04/01/23        5.900%    $  7,325,581
                                                                                                                        ------------

Nevada--5.76%
  7,750  Clark County Airport--McCarran International Airport
           (AMBAC Insured) ........................................    Aaa         AAA        07/01/22        6.000        8,423,243
  4,000  Clark County General Obligation Bonds
           (AMBAC Insured) ........................................    Aaa         AAA        06/01/16        6.000        4,264,920
  2,000  Clark County Sanitation District (FGIC Insured) ..........    Aaa         AAA        07/01/11        5.700        2,136,780
 11,500  Washoe County Gas and Water Sierra Power (MBIA Insured) ..    Aaa         AAA        06/01/23        5.900       12,305,805
                                                                                                                        ------------
                                                                                                                          27,130,748
                                                                                                                        ------------

New Hampshire--1.30%
  5,000  New Hampshire Higher Education & Health Authority--
           Lakes Region Hospital (FGIC Insured ....................    Aaa         AAA        01/01/17        5.500        5,110,650
  1,000  New Hampshire Higher Education & Health Authority--
           University of New Hampshire (MBIA Insured) .............    Aaa         AAA        07/01/24        5.750        1,039,160
                                                                                                                        ------------
                                                                                                                           6,149,810
                                                                                                                        ------------

New Jersey--1.18%
  5,000  Salem County Industrial Pollution Control Refunding
           Public Service Electric and Gas Series D
           (MBIA Insured) .........................................    Aaa         AAA        10/01/29        6.550        5,585,800
                                                                                                                        ------------

New Mexico--3.11%
  8,850  Gallup Pollution Control Revenue Plains Electric
           (MBIA Insured) .........................................    Aaa         AAA        08/15/17        6.650        9,447,198
  4,700  Santa Fe Water Revenue (AMBAC Insured) ...................    Aaa         AAA        06/01/24        6.300        5,218,269
                                                                                                                        ------------
                                                                                                                          14,665,467
                                                                                                                        ------------

New York--0.90%

  2,115  New York New York Series J (MBIA Insured) ................    Aaa         AAA        08/01/13        5.375        2,223,965
  2,000  Long Island Power Authority New York Electric Systems
           Revenue General Series A (FSA Insured) .................    Aaa         AAA        12/01/22        5.125        2,000,700
                                                                                                                        ------------
                                                                                                                           4,224,665
                                                                                                                        ------------

North Carolina--0.90%
  4,000  Piedmont Triad Airport Authority
           Airport Revenue Series A (MBIA Insured) ................    Aaa         AAA        07/01/16        6.750        4,230,800
                                                                                                                        ------------

Ohio--0.74%
  3,000  Cleveland Public Power Systems Revenue--
           First Mortgage Series A (MBIA Insured) .................    Aaa         AAA        11/15/24        7.000        3,511,890
                                                                                                                        ------------

INSURED MUNICIPAL INCOME FUND INC.

Principal                                                             Moody's      S&P
 Amount                                                               Rating      Rating      Maturity       Interest
 (000)                                                              (unaudited) (unaudited)     Dates         Rates         Value
--------                                                            ----------  ----------    --------       --------       -----
Long-Term Municipal Bonds (continued)

Pennsylvania--10.83%
$16,435  Pennsylvania Intergovernmental Cooperative Authority
           (MBIA Insured) .........................................    Aaa         AAA       06/15/15 to      5.600 to
                                                                                              06/15/23        5.625%    $ 17,586,261
  2,675  Pennsylvania Intergovernmental Cooperative Authority
           Philadelphia Funding Program (FGIC Insured) ............    Aaa         AAA        06/15/14        7.000        3,108,751
  6,130  North Wales Water Authority (FGIC Insured) ...............    Aaa         AAA        11/01/16        5.500        6,396,532
  2,000  Philadelphia Pennsylvania (FSA Insured) ..................    Aaa         AAA       03/15/13 to
                                                                                              03/15/14        5.250        2,069,130
  3,750  Philadelphia Pennsylvania School District Series A
           (MBIA Insured). ........................................    Aaa         AAA        04/01/16        5.250        3,834,938
 17,500  Philadelphia Water & Waste Water Revenue
           (FSA Insured) ..........................................    Aaa         AAA        06/15/15        5.500       18,073,475
                                                                                                                        ------------
                                                                                                                          51,069,087
                                                                                                                        ------------

Rhode Island--7.02%
 14,000  Rhode Island Convention Center Authority
           (AMBAC Insured) ........................................    Aaa         AAA        05/15/27        5.750       14,646,380
  5,140  Rhode Island Depositors Economic Protection
           Corporation (FSA Insured) ..............................    NR          AAA        08/01/14        5.750        5,665,359
  4,860  Rhode Island Depositors Economic Protection
           Corporation  (FSA Insured) .............................    Aaa         AAA        08/01/14        5.750        5,384,686
  7,000  Rhode Island Depositors Economic Protection
           Corporation (MBIA Insured) .............................    Aaa         AAA        08/01/21        5.250        7,398,090
                                                                                                                        ------------
                                                                                                                          33,094,515
                                                                                                                        ------------

South Carolina--3.92%
 15,000  South Carolina Public Services Authority
           (MBIA Insured) .........................................    Aaa         AAA        07/01/21 to     5.500 to
                                                                                              07/01/31        6.000       15,637,850
  2,625  Charleston County Hospital Facilities Authority--
           Bon Secours Health System (FSA Insured) ................    Aaa         AAA        08/15/25        5.625        2,816,625
                                                                                                                        ------------
                                                                                                                          18,454,475
                                                                                                                        ------------
Tennessee--1.11%
  5,000  Sullivan County Health Education and Housing
           Facilities Board--Holston Valley Health
           (MBIA Insured) .........................................    Aaa         AAA        02/15/20        5.750        5,229,850
                                                                                                                        ------------

INSURED MUNICIPAL INCOME FUND INC.

Principal                                                             Moody's      S&P
 Amount                                                               Rating      Rating      Maturity       Interest
 (000)                                                              (unaudited) (unaudited)     Dates         Rates         Value
--------                                                            ----------  ----------    --------       --------       -----

Long-Term Municipal Bonds (concluded)

Texas--10.97%
$ 7,000  Austin Utilities System (AMBAC Insured) ..................    Aaa         AAA        11/15/16        5.750%    $  7,375,130
  7,945  Bexar Metropolitan Water District
           Waterworks Systems Revenue (MBIA Insured) ..............    Aaa         AAA        05/01/22        5.875        8,519,265
  5,730  Bexar Metropolitan Water District
           Waterworks Systems Revenue (Pre-refunded with
           U.S. Government Securities to 05/01/05 @ 102)
           (MBIA Insured) .........................................    NR          AAA        05/01/22        5.875        6,394,909
 10,000  Lubbock Health Facilities--Methodist Hospital
           (AMBAC Insured) ........................................    Aaa         AAA        12/01/22        5.900       11,101,600
  9,005  Matagorda County Navigation District 1 Revenue--
           Houston Light & Power (AMBAC Insured) ..................    Aaa         AAA        03/01/27        6.700        9,789,065
  4,955  San Antonio Water Revenue (MBIA Insured) .................    Aaa         AAA        05/15/16        6.000        5,229,507
    720  San Antonio Water Revenue
           (Pre-refunded with U.S. Government Securities to
           05/15/11 @ 100) (MBIA Insured) .........................    NR          AAA        05/15/16        6.000          803,455
  2,325  San Antonio Water Revenue
           (Pre-refunded with U.S. Government Securities
           to 05/15/02 @ 100) (MBIA Insured) ......................    Aaa         NR         05/15/16        6.000        2,480,496
                                                                                                                        ------------
                                                                                                                          51,693,427
                                                                                                                        ------------

Washington--2.09%
  4,000  Washington State Health Care Facilities--
           Tacoma Hospital (FGIC Insured) .........................    Aaa         AAA        08/15/22        5.750        4,321,600
  5,000  Metropolitan Seattle Sewer (MBIA Insured) ................    Aaa         AAA        01/01/33        6.300        5,519,550
                                                                                                                        ------------
                                                                                                                           9,841,150
                                                                                                                        ------------

West Virginia--3.92%
  5,220  West Virginia School Building Authority
           (MBIA Insured) .........................................    Aaa         AAA        07/01/20        6.000        5,392,208
  2,245  West Virginia State Water Development Authority
           (FSA Insured) ..........................................    Aaa         AAA        11/01/29        5.750        2,390,027
 10,000  Marshall County Pollution Authority Ohio Power
           (MBIA Insured). ........................................    Aaa         AAA        04/01/22        5.900       10,683,000
                                                                                                                        ------------
                                                                                                                          18,465,235
                                                                                                                        ------------

Wisconsin--1.08%
  1,500  Wisconsin Health & Educational Facilities--
           Bellin Memorial Hospital (AMBAC Insured) ...............    Aaa         AAA        02/15/19        5.500        1,526,970
  3,500  Wisconsin State Health & Educational Facilities--
           Hospital Sisters Health System (MBIA Insured) ..........    Aaa         AAA        06/01/18        5.375        3,548,265
                                                                                                                        ------------
                                                                                                                           5,075,235
                                                                                                                        ------------
Total Long-Term Municipal Bonds (cost--$430,203,666) ..............                                                      462,874,111
                                                                                                                        ------------

INSURED MUNICIPAL INCOME FUND INC.

Principal                                                             Moody's      S&P
 Amount                                                               Rating      Rating      Maturity       Interest
 (000)                                                              (unaudited) (unaudited)     Dates         Rates         Value
--------                                                            ----------  ----------    --------       --------       -----

Short-Term Municipal Notes--0.53%

Massachusetts--0.19%
  $ 900  Massachusetts State ......................................    VMIG1       A1+        04/01/99        2.900%*   $    900,000
                                                                                                                        ------------

New York--0.25%
  1,193  New York State Dormitory Authority Revenue
           (Metropolitan Museum of Art) ...........................    VMIG1       A1+        04/01/99        2.750*       1,193,000
                                                                                                                        ------------

Wisconsin--0.09%
    400  Wisconsin State Health Facilities Authority Revenue ......    VMIG1       A1+        04/01/99        3.050*         400,000
                                                                                                                        ------------


Total Short-Term Municipal Notes (cost--$2,493,000) ...............                                                        2,493,000
                                                                                                                        ------------
Total Investments (cost--$432,696,666)--98.73% ....................                                                      465,367,111
Other assets in excess of liabilities--1.27% ......................                                                        5,993,609
                                                                                                                        ------------
Net Assets--100.00% ...............................................                                                     $471,360,720
                                                                                                                        ============

------------
* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of March 31, 1999.

     NR--Not Rated
  AMBAC--American Municipal Bond Assurance Corporation
   CGIC--Capital Guaranty Insurance Company
   FGIC--Financial Guaranty Insurance Company
    FSA--Financial Security Assurance Incorporated
   MBIA--Municipal Bond Investors Assurance




                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.


STATEMENT OF ASSETS AND LIABILITIES                               MARCH 31, 1999


Assets
Investments in securities, at value (cost--$432,696,666) .........................................  $465,367,111
Interest receivable ..............................................................................     7,467,425
Other assets .....................................................................................         4,523
                                                                                                    ------------
Total assets .....................................................................................   472,839,059
                                                                                                    ------------


Liabilities
Payable to custodian .............................................................................       580,895
Payable to investment adviser and administrator ..................................................       310,307
Dividends payable to preferred shareholders ......................................................       253,219
Accrued expenses and other liabilities ...........................................................       333,918
                                                                                                    ------------
Total liabilities ................................................................................     1,478,339
                                                                                                    ------------


Net Assets
Auction Preferred Shares Series A, B, C & D--3,000 non-participating shares authorized,
   issued and outstanding; $0.001 par value; $50,000 liquidation value per share .................   150,000,000
                                                                                                    ------------
Common Stock--$0.001 par value; total authorized shares--199,997,000;
   20,628,363 shares issued and outstanding ......................................................   302,697,425
Undistributed net investment income ..............................................................       781,273
Accumulated net realized loss from investment transactions .......................................   (14,788,423)
Net unrealized appreciation of investments .......................................................    32,670,445
                                                                                                    ------------
Net assets applicable to common shareholders .....................................................   321,360,720
                                                                                                    ------------
Total net assets .................................................................................  $471,360,720
                                                                                                    ============


Net asset value per common share ($321,360,720 applicable to 20,628,363 common
  shares outstanding) ............................................................................        $15.58
                                                                                                          ======


                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF OPERATIONS



                                                                                        For the Year
                                                                                           Ended
                                                                                       March 31, 1999
                                                                                       --------------


Investment income:

Interest ..........................................................................     $25,804,469
                                                                                        -----------


Expenses:

Investment advisory and administration ............................................       4,238,176
Auction Preferred Shares expenses .................................................         444,865
Custody and accounting ............................................................         281,404
Legal and audit ...................................................................         134,013
Reports and notices to shareholders ...............................................         109,260
Transfer agency and service fees ..................................................          46,196
Amortization of organizational expenses ...........................................          11,327
Directors' fees ...................................................................          10,500
Other expenses ....................................................................           7,249
                                                                                        -----------
                                                                                          5,282,990
Less: Fee waiver from adviser and administrator ...................................        (588,636)
                                                                                        -----------
Net expenses ......................................................................       4,694,354
                                                                                        -----------
Net investment income .............................................................      21,110,115
                                                                                        -----------

Realized and unrealized gains from investment activities:
Net realized gain from investment transactions ....................................          14,887
Net change in unrealized appreciation/depreciation of investments .................       3,450,143
                                                                                        -----------
Net realized and unrealized gains from investment activities ......................       3,465,030
                                                                                        -----------
Net increase in net assets resulting from operations ..............................     $24,575,145
                                                                                        ===========

                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                          For the Years Ended
                                                                                              March 31,
                                                                                    -----------------------------
                                                                                        1999            1998
                                                                                    ------------    ------------
From operations:
Net investment income ..........................................................    $ 21,110,115    $ 21,171,723
Net realized gains from investment transactions ................................          14,887           1,287
Net change in unrealized appreciation/depreciation of investments ..............       3,450,143      27,096,902
                                                                                    ------------    ------------
Net increase in net assets resulting from operations ...........................      24,575,145      48,269,912
                                                                                    ------------    ------------


Dividends from:
Net investment income--common stockholders .....................................      15,842,583)    (15,842,583)
Net investment income--preferred stockholders ..................................      (5,133,034)     (5,424,512)
                                                                                    ------------    ------------
Total dividends to stockholders ................................................     (20,975,617)    (21,267,095)
                                                                                    ------------    ------------
Net increase in net assets .....................................................       3,599,528      27,002,817


Net assets:
Beginning of year ..............................................................     467,761,192     440,758,375
                                                                                    ------------    ------------
End of year (including undistributed net investment income of
  $781,273 and $640,438, respectively) .........................................    $471,360,720    $467,761,192
                                                                                    ============    ============



                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF CASH FLOWS


                                                                                           For the Year
                                                                                               Ended
                                                                                          March 31, 1999
                                                                                          --------------
Cash flows provided by (used for) operating activities:
Interest received ........................................................                  $25,630,905
Expenses paid (net of fee waivers) .......................................                   (3,994,297)
Sale of short-term portfolio investments, net ............................                    7,450,000
Purchase of long-term portfolio investments ..............................                  (32,210,108)
Sale of long-term portfolio investments ..................................                   24,088,611
                                                                                            -----------
Net cash flows provided by operating activities ..........................                   20,965,111
                                                                                            -----------


Cash flows used for financing activities:
Dividends paid from net investment income to common stockholders .........                  (15,842,583)
Dividends paid from net investment income to preferred stockholders ......                   (5,178,028)
                                                                                            -----------
Net cash flows used for financing activities .............................                  (21,020,611)
                                                                                            -----------

Net decrease in cash .....................................................                      (55,500)
Cash at beginning of year ................................................                       55,500
                                                                                            -----------
Cash at end of year ......................................................                  $         0
                                                                                            ===========



Reconciliation of Net Increase in Net Assets Resulting from Operations to
Net Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations .....................                  $24,575,145
                                                                                            -----------
Increase in investments, at value ........................................                   (4,236,252)
Increase in interest receivable ..........................................                      (73,839)
Amortization of deferred organizational expenses .........................                       11,327
Decrease in other assets .................................................                        3,688
Increase in payable to investment adviser and administrator ..............                        2,352
Increase in payable to custodian .........................................                      580,895
Increase in accrued expenses and other liabilities .......................                      101,795
                                                                                            -----------
Total adjustments ........................................................                   (3,610,034)
                                                                                            -----------
Net cash flows provided by operating activities ..........................                  $20,965,111
                                                                                            ===========

                 See accompanying notes to financial statements
12

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Insured Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission as a closed-end diversified management investment company. Organizational costs have been deferred and amortized on the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated, and investment adviser and administrator of the Fund. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix pricing system, or based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Fund's board of directors. The amortized cost method of valuation, which approximates market value, is used to value certain debt obligations with 60 days or less remaining to maturity, unless the Fund's board of directors determines that this does not represent fair value.

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

   Dividends and Distributions--The Fund intends to pay monthly cash dividends to common stockholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding preferred stock. Dividends and distributions to common stockholders are recorded on the ex-dividend date. Dividends to preferred stockholders are accrued daily. Dividends from net investment income and distributions from realized capital gains from investment transactions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISOR AND ADMINISTRATOR

   The Fund's board of directors has approved an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. For the year ended March 31, 1999, Mitchell Hutchins voluntarily waived $588,636 in investment advisory and administration fees from the Fund.

NOTES TO FINANCIAL STATEMENTS

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at March 31, 1999 was substantially the same as the cost of securities for financial statement purposes.

   At March 31, 1999, the components of the net unrealized appreciation of investments were as follows:

      Gross appreciation (from investments having an excess of value over cost) ......  $32,813,057
      Gross depreciation (from investments having an excess of cost over value) ......     (142,612)
                                                                                        -----------
      Net unrealized appreciation of investments .....................................  $32,670,445
                                                                                        ===========



   For the year ended March 31, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $32,210,108 and $24,088,611, respectively.

FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   At March 31, 1999, the Fund had a net capital loss carryforward of $14,788,423 which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

   To reflect reclassifications for the Fund arising from permanent "book/tax" differences for the year ended March 31, 1999, undistributed net investment income was increased by $6,337 and paid-in-capital was decreased by $6,337.

CAPITAL STOCK

   Common Stock--There are 199,997,000 shares of $0.001 par value common stock authorized. Of the 20,628,363 common shares outstanding, 16,690 shares are owned by Mitchell Hutchins.

   Auction Preferred Shares--The Fund has issued 800 shares of Auction Preferred Shares, Series A, 800 shares of Auction Preferred Shares, Series B, 800 shares of Auction Preferred Shares, Series C and 600 shares of Auction Preferred Shares, Series D, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

   Dividends, which are cumulative, are generally reset every 364 days for APS Series A, 28 days for APS Series B, three months for APS Series C and 7 days for APS Series D. Dividend rates ranged from 2.400% to 4.125% for the year ended March 31, 1999.

   The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

   The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the preferred shares will vote separately as a class on certain matters, as required by law. The holders of the preferred shares have the right to elect two directors of the Fund.

INSURED MUNICIPAL INCOME FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                                     For the Years Ended March 31,
                                                                     -----------------------------------------------------------
                                                                      1999          1998         1997         1996        1995
                                                                     -------      -------      -------      -------      -------
Net asset value, beginning of year ...............................   $ 15.40      $ 14.10      $ 14.11      $ 13.42      $ 13.42
                                                                     -------      -------      -------      -------      -------
Net investment income ............................................      1.02         1.03         1.05         1.06         1.02**
Net realized and unrealized gains (losses) from investments ......      0.18         1.30        (0.03)        0.67         0.04**
                                                                     -------      -------      -------      -------      -------
Net increase from investment operations ..........................      1.20         2.33         1.02         1.73         1.06
                                                                     -------      -------      -------      -------      -------
Dividends and distributions:
  From net investment income--common stockholders ................     (0.77)       (0.77)       (0.77)       (0.76)       (0.79)
  From net investment income--preferred stockholders .............     (0.25)       (0.26)       (0.26)       (0.28)       (0.25)
  In excess of net investment income--common stockholders ........        --           --           --           --        (0.02)
  In excess of net investment income--preferred stockholders .....        --           --           --           --        (0.00)++
                                                                     -------      -------      -------      -------      -------
Total dividends and distributions to stockholders ................     (1.02)       (1.03)       (1.03)       (1.04)       (1.06)
                                                                     -------      -------      -------      -------      -------
Net asset value, end of year .....................................   $ 15.58      $ 15.40      $ 14.10      $ 14.11      $ 13.42
                                                                     =======      =======      =======      =======      =======
Per share market value, end of year ..............................   $ 14.25      $ 13.56      $ 12.00      $ 12.13      $ 11.13
                                                                     =======      =======      =======      =======      =======
Total investment return (1) ......................................     10.96%       19.70%        5.45%       16.13%       (8.17)%
                                                                     =======      =======      =======      =======      =======
Ratios to average net assets attributable to common shares:
  Total expenses net of waivers from adviser .....................      1.46%        1.49%        1.38%        1.33%        1.74%
  Total expenses before waivers from adviser .....................      1.65%        1.74%        1.76%        1.65%        1.74%
  Net investment income before preferred stock dividends .........      6.58%        6.84%        7.37%        7.45%        7.94%
  Preferred stock dividends ......................................      1.60%        1.75%        1.81%        1.97%        2.02%
  Net investment income available to common stockholders .........      4.98%        5.09%        5.56%        5.48%        5.92%
Supplemental data:
  Net assets, end of year (000's) ................................  $471,361     $467,761     $440,758     $441,040     $426,795
  Portfolio turnover rate ........................................         5%           6%           0%           4%           4%
  Asset coverage per share of preferred stock, end of year .......  $157,120     $155,920     $146,919     $147,013     $142,265

-------------
++   Actual amount calculates to $0.00499 per common share.
**   Calculated using the average share method.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each year reported and assuming reinvestment of dividends and other distributions to common stockholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions.

INSURED MUNICIPAL INCOME FUND INC.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To Board of Directors and Stockholders
Insured Municipal Income Fund Inc.



We have audited the accompanying statement of assets and liabilities of Insured Municipal Income Fund Inc., including the portfolio of investments, as of March 31, 1999, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of Insured Municipal Income Fund Inc. at March 31, 1999, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods in conformity with generally accepted accounting principles.


                                             /s/ Ernest & Young LLP


New York, New York
May 14, 1999

INSURED MUNICIPAL INCOME FUND INC.

TAX INFORMATION--(UNAUDITED)


   We are required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (March 31, 1999) as to the federal tax status of distributions received by stockholders during such fiscal year. Accordingly, we are advising you that all dividends paid during the period by the Fund were federal tax-exempt interest dividends.

   The Fund did not invest in any securities which paid interest subject to the federal alternative minimum tax for individual taxpayers during its fiscal year. Therefore, none of the dividends paid by the Fund were subject to such tax.

   Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1999. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2000. Stockholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

INSURED MUNICIPAL INCOME FUND INc.


GENERAL INFORMATION - (UNAUDITED)


THE FUND

   Insured Municipal Income Fund Inc. (the "Fund") is a diversified closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., a wholly owned asset management subsidiary of PaineWebber Incorporated, which has over $61 billion in assets under management as of April 30, 1999.

SHAREHOLDER INFORMATION

   The Fund's NYSE trading symbol is "PIF." Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each week in Barron's, as well as in numerous other newspapers.

   An annual meeting of shareholders of the Fund was held on July 16, 1998. At the meeting Margo N. Alexander, RichardQ.Armstrong, E. Garrett Bewkes, Jr., Richard R. Burt, Mary C. Farrell, Meyer Feldberg, George W. Gowen, FredericV.Malek, and Carl W. Schafer were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified; and Ernst & Young, LLP was ratified as independent auditors for the Fund for the fiscal year ended March 31, 1999. Such shares represent 96.82% of the outstanding shares of common stock of the Fund entitled to vote at this meeting, including a quorum of the Fund's APS with respect to the election of the two directors to be elected by the APS, and constitute a quorum for the conduct of business at this meeting. The following shares were voted for the proposal indicated below:

ALL SHARES VOTING AS A SINGLE CLASS:
PROPOSAL 1
-----------

                                                     Shares Voted For as
To vote for or against            Shares                 a % of Total             Shares Withhold
the election of:                 Voted For               Shares Voted                Authority
                                 ---------               ------------                ---------

Richard Q. Armstrong            19,751,287                  98.88%                    224,344
E. Garrett Bewkes, Jr.          19,719,311                   98.72                    256,320
Richard R. Burt                 19,736,109                   98.80                    239,522
Mary C. Farrell                 19,752,632                   98.88                    223,000
George W. Gowen                 19,726,435                   98.75                    249,196
Frederic V. Malek               19,744,092                   98.84                    231,540
Carl W. Schafer                 19,748,001                   98.86                    227,630

INSURED MUNICIPAL INCOME FUND INC.



GENERAL INFORMATION (CONTINUED)

PROPOSAL 2
-----------

                                                  Shares Voted For as
                                    Shares            a % of Total             Shares Voted           Shares
                                   Voted For           Shares Voted                Against             Abstain
                                   ---------           ------------                -------             -------
Ratification of the selection
of Ernst & Young LLP as
the independent auditors of
Insured Municipal Income
Fund Inc. for the fiscal year
ending March 31, 1999             19,764,608             98.96%                   87,567              120,812

AUCTION PREFERRED SHARES:

PROPOSAL 3
----------

                                                     Shares Voted For as
To vote for or against            Shares                 a % of Total             Shares Withhold
the election of:                 Voted For               Shares Voted                Authority
                                 ---------               ------------                ---------

Margo N. Alexander                 2,644                     100%                        0
Meyer Feldberg                     2,644                     100                         0

YEAR 2000 RISKS

   Like other funds and financial and business organizations around the world, the Fund could be adversely affected if the computer system used by its investment adviser, other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

   Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer system that it uses, and to obtain satisfactory assurances that each of the Fund's other major service providers is taking comparable steps. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, issuers of securities in which the Fund invests may be adversely affected by year 2000 related problems. This could have an impact on the value of the Fund's investments and share price.

DISTRIBUTION POLICY

   The Fund's Board of Directors has established a Dividend Reinvestment Plan (the "Plan") under which all common stockholders whose shares are registered in their own names, or in the name of PaineWebber Incorporated or its nominee, have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common stockholders elect to receive cash. Common stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such stockholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee. A stockholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and stockholders who have previously terminated participation in the Plan may rejoin at any time.

   Changes in elections must be made in writing to the Fund's transfer agent and should include the stockholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the

INSURED MUNICIPAL INCOME FUND INC.



GENERAL INFORMATION (CONCLUDED)


Plan, until such election is changed, will be deemed an election by a stockholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received. Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular stockholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions. See "Tax Information."

   Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PNC Bank, National Association, c/o PFPC Inc., P.O. Box 8950, Wilmington, Delaware 19899.

                        (Page intentionally left blank)

                        (Page intentionally left blank)

--------------------------------------------------------------------------------
DIRECTORS

E. Garrett Bewkes, Jr.                  Mary C. Farrell
Chairman                                Meyer Feldberg
Margo N. Alexander                      George W. Gowen
Richard Q. Armstrong                    Frederic V. Malek
Richard R. Burt                         Carl W. Schafer
                                        Brian M. Storms



PRINCIPAL OFFICERS

Margo N. Alexander                      Paul H. Schubert
President                               Vice President and Treasurer
Victoria E. Schonfeld                   Elbridge T. Gerry III
Vice President                          Vice President
Dianne E. O'Donnell                     Richard S. Murphy
Vice President and Secretary            Vice President
Dennis L. McCauley
Vice President




INVESTMENT ADVISER AND
ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.




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                                        |  -----------------------------------
                                        |  INSURED
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                                        |  MUNICIPAL
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                                        |  INCOME FUND INC.
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                                        |
                                        |                          ANNUAL REPORT
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           PaineWebber                  |
   (C)1999 PaineWebber Incorporated     |
            Member SIPC                 |  M A R C H  3 1 ,  1 9 9 9
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